Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Current assets
Cash and cash equivalents	€ 87,614	$ 102,871	€ 41,134
Restricted cash	656	770	656
Intangible asset from green certificates	29	34	178
Trade and revenue receivables	7,236	8,496	5,393
Other receivables	14,918	17,516	15,341
Derivatives asset short-term	3,743	4,395	146
Total current assets	114,196	134,082	62,848
Non-current assets
Investment in equity accounted investee	59,542	69,911	41,324
Advances on account of investments			547
Fixed assets	566,876	665,591	482,747
Right-of-use asset	44,386	52,115	34,315
Restricted cash and deposits	16,071	18,870	17,052
Deferred tax	11,914	13,989	9,039
Long-term receivables	18,097	21,248	13,411
Derivatives	12,433	14,598	15,974
Total non-current assets	729,319	856,322	614,409
Total assets	843,515	990,404	677,257
Current liabilities
Current maturities of long-term bank loans	17,235	20,236	21,316
Current maturities of other long-term loans	3,666	4,304	5,866
Current maturities of debentures	39,803	46,734	35,706
Trade payables	6,719	7,889	8,856
Other payables	17,145	20,131	10,896
Derivatives	675	793	1,875
Current maturities of lease liabilities	844	991	714
Warrants	5,929	6,961	1,446
Total current liabilities	92,016	108,039	86,675
Non-current liabilities
Long-term lease liabilities	35,491	41,672	25,324
Long-term bank loans	272,388	319,821	245,866
Other long-term loans	58,457	68,637	30,448
Debentures	209,374	245,834	155,823
Deferred tax	3,170	3,722	2,609
Other long-term liabilities	6,179	7,255	939
Derivatives	1,300	1,526	288
Total non-current liabilities	586,359	688,467	461,297
Total liabilities	678,375	796,506	547,972
Equity
Share capital	28,002	32,878	25,613
Share premium	96,585	113,404	86,271
Treasury shares	(1,736)	(2,038)	(1,736)
Transaction reserve with non-controlling Interests	14,757	17,327	5,697
Reserves	16,674	19,579	14,338
Accumulated deficit	(13,694)	(16,079)	(11,561)
Total equity attributed to shareholders of the Company	140,588	165,071	118,622
Non-Controlling Interest	24,552	28,827	10,663
Total equity	165,140	193,898	129,285
Total liabilities and equity	€ 843,515	$ 990,404	€ 677,257